Operating expenses by nature (Tables)	12 Months Ended
Dec. 31, 2021
Operating expenses by nature
Schedule of operating expenses by nature

	Successor	Successor
	for the year	for the year	Successor from
	ended	ended	January 4, 2019	Predecessor from
	December	December	through December	January 1, 2019
	31, 2021	31, 2020	31, 2019	through March 7, 2019
Included in cost the costs of good sold
Cost of inventories recognized as an expense	$28,988	$12,760	$10,681	$840
Depreciation of tangible assets (Note 13, 14.2)	2,964	1,540	324	40
Amortization of intangible assets (Note 12)	28	0	0	0
Employee benefits (Note 7)	4,783	3,156	2,006	373
Included in selling expenses
Depreciation of tangible assets (Note 13, 14.2)	537	357	134	19
Amortization of intangible assets (Note 12)	2	11	5	1
Employee benefits (Note 7)	23,077	9,758	4,793	8,676
Included in administrative expenses
Depreciation of tangible assets (Note 13, 14.2)	463	293	781	106
Amortization of intangible assets (Note 12)	10,455	9,736	7,831	—
Employee benefits (Note 7)	7,191	3,519	2,309	419
Included in research and development expenses
Depreciation of tangible assets (Note 13, 14.2)	749	478	83	20
Amortization of intangible assets (Note 12)	604	125	—	—
Employee benefits (Note 7)	8,613	3,359	2,171	439